RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 Retail and finance lease item	Dec. 31, 2011 Retail and finance lease item	Sep. 30, 2011 Retail and finance lease item	Sep. 30, 2012 Wholesale item	Dec. 31, 2011 Wholesale item	Sep. 30, 2011 Wholesale item
Troubled Debt Restructurings
Number of contracts			1,100	2,500	1,500	5	5	5
Pre-modification value			$ 37,350	$ 82,700	$ 39,780	$ 21,623	$ 15,000	$ 21,000
Post-modification value			34,833	53,300	37,555	20,274	15,000	21,000
Number of cases in which the court has determined the concession	632	625
Pre-modification value for cases in which the court has determined the concession			11,568		9,007
Post-modification value for cases in which the court has determined the concession			$ 9,853		$ 7,920